Investment in Associate	6 Months Ended
Jun. 30, 2025
Investment in Associate [Abstract]
INVESTMENT IN ASSOCIATE

NOTE 3:- INVESTMENT IN ASSOCIATE

On November 25, 2023, MitoCareX Bio Ltd. (“MitoCareX”) achieved its second milestone pursuant to an investment agreement signed with the Company. As a result of MitoCareX meeting this milestone, the Company invested an additional sum of $600 in MitoCareX and increased its share ownership in MitoCareX from 41.92% to 52.73%. Notwithstanding the above, the Company and MitoCareX agreed for the additional $600 installment to be deferred to March 25, 2024, and the $600 installment was paid March 11, 2024.

On September 26, 2024, the Company signed a non-binding letter of intent relating to the sale of its entire ownership interest in MitoCareX to N2OFF, Inc. (“N2OFF”), a publicly-traded company in the United States which is a related party. On February 25, 2025, the Company entered into a Securities Purchase and Exchange Agreement, as amended (the “SPEA”), together with MitoCareX, Dr. Alon Silberman and Prof. Ciro Leonardo Pierri (together with SciSparc, the “Sellers”), pursuant to which the Sellers agreed to sell their stakes in MitoCareX to N2OFF, thereby resulting in MitoCareX becoming a wholly-owned subsidiary of N2OFF. Pursuant to the terms of the SPEA, in exchange for transferring its holdings in MitoCareX, SciSparc shall receive from N2OFF a cash payment of $700 and an issuance of N2OFF common stock, par value $0.0001 per share (“N2OFF Common Stock”), representing 16.75% of N2OFF on a fully-diluted basis The SPEA also includes provisions for additional milestones that, upon achievement, may increase the amount of N2OFF Common Stock issued to the Sellers. As of June 30, 2025, the Company and N2OFF had not closed the sale of the ownership of MitoCareX and the Company still held 52.73% of the issued and outstanding share capital of MitoCareX. On October 20, 2025, upon the satisfaction of the closing conditions of the SPEA, the transaction contemplated thereunder closed (see Note 14e).

During the six months ended June 30, 2025, and 2024, the Company recorded equity losses from the investment in MitoCareX in the amount of $312 and $208, respectively.

The table below summarizes the fair value of the investment in MitoCareX:

Balance at January 1, 2024	$781
Investment following achievement of first milestone	600
Equity losses from investment in MitoCareX	(429)

Balance at December 31, 2024	952

Investment following achievement of second milestone	-
Equity losses from investment in MitoCareX	(312)

Balance at June 30, 2025	$640